Other Financial Assets - Summary of Stock at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
KDDI CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 989,627	¥ 959,347
NTT, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	317,487	292,242
MS&AD Insurance Group Holdings, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	283,836	340,482
Mitsubishi UFJ Financial Group, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	267,304	206,749
SUZUKI MOTOR CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 180,048	¥ 173,760